Other income (expenses), net (Tables)	12 Months Ended
Mar. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Other income (expenses), net

Other income (expenses), net consist of the following:

	Year ended March 31,
	2018	2019	2020

(Loss) gain on disposal of property, plant and equipment, net	$(61)	$(22)	$29
Exchange loss, net	(56)	(82)	(505)
Reversal of (provision for) doubtful accounts, net	674	(403)	(297)
Others	337	229	348
Other income (expenses), net	$894	$(278)	$(425)